Share Capital, Warrants and Other Capital - Schedule of Warrants Activity Reclassified into Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Capital Warrants And Other Capital
Warrants Outstanding, Beginning of year
Warrants Outstanding, Beginning of year, value
Warrant liability reclassified to equity	16,368,033
Warrant liability reclassified to equity, value	$ 7,377
Warrants issued as equity (July 2020)	28,533,333
Warrants issued as equity (July 2020), value	$ 5,691
Warrants Outstanding, End of year	44,901,366
Warrants Outstanding, End of year, value	$ 13,068
Weighted Average Exercise Price, Beginning of year
Weighted Average Exercise Price, Warrant liability reclassified to equity	0.8556
Weighted Average Exercise Price, Warrants issued as equity (July 2020)	0.4574
Weighted Average Exercise Price, End of year	$ 0.8556